Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Short-term Investments.
Schedule of short-term investments

	As of December 31
	2020	2021
	RMB	RMB

Time deposits stated at amortized cost	34,100,365	13,154,020
Structured deposits under fair value option	3,588,170	4,622
Other debt investments stated at amortized cost	—	185,112
Total	37,688,535	13,343,754